Basic Financial Information	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Basic Financial Information
Basic Financial Statement

Benefits under the plan are provided by a trust fund. Plan expenses were $763,201. These expenses included $1,324 in administrative expenses and $761,877 in benefits paid to participants and beneficiaries, and $0 in other expenses. A total of 95 persons were participants in or beneficiaries of the plan at the end of the plan year, although not all of these persons had yet earned the right to receive benefits.

The value of plan assets, after subtracting liabilities of the plan, was $56,845,596 as of the end of the plan year, compared to $47,599,790 as of the beginning of the plan year. During the plan year the plan experienced a change in its net assets of $9,245,806. This change includes unrealized appreciation or depreciation in the value of plan assets; that is, the difference between the value of the plan's assets at the end of the year and the value of the assets at the beginning of the year or the cost of assets acquired during the year. The plan had total income of $10,009,007, including employer contributions of $1,169,874, employee contributions of $1,570,203 and earnings from investments of $7,254,335.